Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Absolute Return Multi-Asset Fund

Goldman Sachs Absolute Return Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Absolute Return Multi-Asset Fund